LEASES	12 Months Ended
Feb. 28, 2021
LEASES
LEASES

16.         LEASES

The Group has operating leases for learning centers, service centers and office spaces. Certain leases include renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.

Operating lease cost for the year ended February 29, 2020 and February 28, 2021 were $338,593 and $431,976, respectively, which excluded cost of short-term contracts. Short-term lease cost for the year ended February 29, 2020 and February 28, 2021 were $1,184 and $1,319, respectively.

As of February 29, 2020 and February 28, 2021, the weighted average remaining lease term were 4.9 years and 4.9 years, respectively, and weighted average discount rate were 4.8% and 4.8% for the Group’s operating leases, respectively.

Supplemental cash flow information of the leases were as follows:

	For the year ended,	For the year ended,
	February 29,	February 28,
	2020	2021
Cash payments for operating leases	$314,099	$419,926
Right-of-use assets obtained in exchange for operating lease liabilities	770,942	929,787

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of February 28, 2021:

As of February 28,
Fiscal year ending	2021

February 2022	$419,504
February 2023	417,734
February 2024	351,370
February 2025	269,895
February 2026	192,374
Thereafter	235,810

Total future lease payments	$1,886,687
Less: Imputed interest	(310,452)

Present value of operating lease liabilities	$1,576,235

As of February 28, 2021, the Group has lease contract that has been entered into but not yet commenced amounted to $38,793, and these contracts will commence during fiscal year 2022.